Capital Management - Schedule of Net Gearing Ratios (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Gearing Ratios [Abstract]
Borrowings	$ 4,810,434	$ 6,028,791
Less: cash and bank balances	(1,629,018)	(1,000,284)
Net debt	3,181,416	5,028,507
Total Owner’s equity	$ 3,586,943	$ 2,108,568
Net gearing ratio	0.89%	2.38%